FAIR VALUES - Fair Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity investments
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 49,094	$ 837,562
Grupo Financiero Galicia S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss		15,651
Pampa Holding S.A
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	26,237	144,901
Loma Negra S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	2,412	102,814
Ternium Argentina S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	1,113	42,781
Aluar S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	31	169,045
YPF S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	517	141,977
Transener S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	198	17,327
Edenor
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	5,799	145,309
Holcim Arg
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	7,218	4,416
Cedear SPDR Dow Jones Ind
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	1,803	1,731
Cedear SPDR S&P
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	1,528	1,348
Cedear Financial Select Sector
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	1,430	1,423
Others
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 808	$ 48,839